Severance Indemnities and Pension Plans (Schedule of Estimated Contributions to Plan Assets in Next Fiscal Year) (Details) (JPY ¥) In Billions	12 Months Ended
Mar. 31, 2012
Domestic Subsidiaries [Member]
Pension benefits	¥ 51.8
Foreign Offices and Subsidiaries [Member]
Pension benefits	2.3
Other benefits	¥ 1.2